UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

    Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/14

Item 1. Reports to Stockholders.

Franklin Floating Rate Master Trust

Financial Highlights

Franklin Floating Rate Master Series
	Six Months Ended
	January 31, 2014			Year Ended July 31,
	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.93	$8.76	$8.88	$8.65	$8.24	$9.02
Income from investment operations[a] :
Net investment income	0.151	0.347	0.414	0.402	0.322	0.325
Net realized and unrealized gains (losses)	0.039	0.169	(0.122)	0.233	0.408	(0.780)
Total from investment operations	0.190	0.516	0.292	0.635	0.730	(0.455)
Less distributions from net investment income	(0.150)	(0.346)	(0.412)	(0.405)	(0.320)	(0.325)
Net asset value, end of period	$8.97	$8.93	$8.76	$8.88	$8.65	$8.24

Total return[b]	2.16%	5.94%	3.44%	7.44%	8.95%	(4.65)%

Ratios to average net assets[c]
Expenses before waiver and payments by affiliates	0.92%	0.96%	0.97%	0.96%	0.99%	1.02%
Expenses net of waiver and payments by affiliates[d]	0.80%	0.80%	0.80%	0.80%	0.80%	0.69%
Net investment income	3.34%	3.77%	4.78%	4.48%	3.81%	4.27%

Supplemental data
Net assets, end of period (000's)	$2,047,783	$1,420,061	$642,804	$943,253	$483,151	$340,579
Portfolio turnover rate	22.83%	61.33%	69.54%	95.76%	71.85%	53.88%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bTotal return is not annualized for periods less than one year.
c Ratios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report The accompanying notes are an integral part of these financial statements

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2014 (unaudited)

				% of Net
Franklin Floating Rate Master Series	Country	Principal Amount*	Value	Assets
Corporate Bonds (Cost $512,108)
Broadcasting
Clear Channel Communications Inc., senior secured note, first lien, 9.00%,
12/15/19	United States	545,000	$558,625	0.03
[a,b]Senior Floating Rate Interests
Aerospace & Defense
Accudyne Industries LLC (Silver II U.S. Holdings/Hamilton), 2013 Specified	United States	2,992,257	3,011,761	0.15
Refinancing Term Loan, 4.00%, 12/13/19
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18	Luxembourg	1,132,970	1,135,803	0.06
AWAS Finance Luxembourg SA, Loans, 3.50%, 6/10/16	Ireland	3,007,289	3,014,807	0.15
CAMP International Holding Co.,
2013 Replacement Term Loan, 4.75%, 5/31/19	United States	6,833,333	6,927,292	0.34
2nd Lien 2013 Replacement Term Loan, 8.25%, 11/30/19	United States	300,000	306,562	0.01
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	4,850,000	4,940,937	0.24
Term B Loans, 5.50%, 4/09/20	United States	1,507,014	1,530,248	0.07
[c]Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	270,074	253,882	0.01
Fly Funding II S.A.R.L., Loans, 4.50%, 8/09/19	Luxembourg	8,610,759	8,721,985	0.43
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	21,953,422	22,135,218	1.08
			51,978,495	2.54
Agricultural Products
Allflex Holdings III Inc.,
Initial Term Loan, 4.25%, 7/17/20	United States	1,376,550	1,385,154	0.07
Second Lien Initial Term Loan, 8.00%, 7/17/21	United States	2,020,333	2,053,796	0.10
			3,438,950	0.17
Airlines
Air Canada, Term Loan, 5.50%, 9/26/19	Canada	5,958,182	6,133,204	0.30
American Airlines Inc., Class B Term Loan, 3.75%, 6/27/19	United States	17,209,809	17,376,538	0.85
Delta Air Lines Inc.,
New Term B-1 Loan, 4.00%, 10/18/18	United States	1,395,900	1,405,119	0.07
Second Term Loan B, 3.50%, 4/20/17	United States	5,714,932	5,767,298	0.28
Flying Fortress Inc. (ILFC), New Loan, 3.50%, 6/30/17	United States	6,858,333	6,878,339	0.33
[d]U.S. Airways Inc., Term Loan B-1, 3.50%, 5/23/19	United States	4,805,595	4,838,032	0.24
			42,398,530	2.07
Alternative Carriers
Cricket Communications Inc. (Leap Wireless),
C Term Loan, 4.75%, 3/08/20	United States	4,139,200	4,152,876	0.20
Term Loan, 4.75%, 10/10/19	United States	1,294,946	1,299,533	0.07
			5,452,409	0.27
Aluminum
Novelis Inc., Term Loan, 3.75%, 3/10/17	Canada	3,563,329	3,591,326	0.18
Apparel Retail
J. Crew Group Inc., Term Loan B-1 Loans, 4.00%, 3/07/18	United States	5,272,890	5,322,323	0.26
Apparel, Accessories & Luxury Goods
PVH Corp., Tranche B Term Loan, 3.25%, 2/13/20	United States	1,429,240	1,440,294	0.07
Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	6,722,468	6,669,650	0.33
			8,109,944	0.40
Application Software
CCC Information Services Inc., Term Loan, 4.00%, 12/20/19	United States	4,366,917	4,388,752	0.21
Skillsoft Corp., New Term Loan, 5.00%, 5/26/17	United States	4,670,134	4,710,997	0.23
			9,099,749	0.44
Auto Parts & Equipment
[d]Affinia Group Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20	United States	9,544,194	9,568,055	0.47
ASP HHI Acquisition Co. Inc., Refinancing Term Loan, 5.00%, 10/05/18	United States	1,966,795	1,986,463	0.10
August LuxUK Holding Co.,
Lux Second Lien, 10.50%, 4/27/19	Luxembourg	880,331	904,540	0.04
Lux Term B-1 Loan, 5.00%, 4/27/18	Luxembourg	2,479,066	2,510,055	0.12

Semiannual Report - The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
August U.S. Holding Co. Inc.,
U.S. Second Lien, 10.50%, 4/27/19	United States	288,250	296,177	0.02
U.S. Term B-1 Loan, 5.00%, 4/27/18	United States	3,172,650	3,212,308	0.16
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 10.50%, 1/29/18	United States	283,333	271,646	0.01
[d] Term Loan, 7.25%, 7/29/17	United States	3,100,943	3,102,835	0.15
Key Safety Systems Inc., Initial Term Loan, 4.75%, 5/10/18	United States	1,080,063	1,094,913	0.05
TI Group Automotive Systems LLC, Term Loan, 5.50%, 3/28/19	United States	7,729,024	7,777,330	0.38
Tower Automotive Holdings USA LLC,
Initial Term Loan, 4.75%, 4/23/20	United States	7,252,123	7,314,006	0.36
Initial Term Loan, 5.25%, 4/23/20	United States	390,001	392,438	0.02
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	3,690,488	3,715,860	0.18
Veyance Technologies Inc. (Goodyear), Term Loan, 5.25%, 9/08/17	United States	4,071,737	4,104,804	0.20
			46,251,430	2.26
Automobile Manufacturers
Chrysler Group LLC, Tranche B Term Loan, 3.50%, 5/24/17	United States	9,205,385	9,267,853	0.45
Biotechnology
Alkermes Inc., 2019 Term Loan, 3.50%, 9/25/19	Ireland	2,870,927	2,878,105	0.14
Broadcasting
Clear Channel Communications Inc.,
[d] Tranche B Term Loan, 3.81%, 1/29/16	United States	2,250,092	2,198,461	0.11
Tranche C Term Loan, 3.81%, 1/29/16	United States	36,619	35,543	0.00	†
[d] Tranche D Term Loan, 6.91%, 1/30/19	United States	16,101,320	15,657,101	0.77
[d] Tranche E Term Loan, 7.66%, 7/30/19	United States	9,328,609	9,299,457	0.45
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	14,810,000	14,983,943	0.73
Entercom Radio LLC, Term Loan B-2, 4.00%, 11/23/18	United States	1,696,134	1,713,627	0.08
Grande Communications Networks LLC, Initial Term Loan, 4.50%, 5/31/20	United States	3,482,500	3,484,677	0.17
Gray Television Inc., Initial Term Loan, 4.75%, 10/12/19	United States	3,411,996	3,441,851	0.17
LIN Television Corp., Tranche B Term Loan, 4.00%, 12/21/18	United States	1,303,425	1,313,853	0.06
Media General Inc., Term B Loan, 4.25%, 7/31/20	United States	7,680,000	7,761,554	0.38
Mission Broadcasting Inc., Term B-2 Loan, 3.75%, 10/01/20	United States	1,853,354	1,862,606	0.09
Nexstar Broadcasting Inc., Term B-2 Loan, 3.75%, 10/01/20	United States	2,101,733	2,112,225	0.10
Nine Entertainment Group Pty. Ltd., Term B Loan, 3.25%, 2/05/20	Australia	10,983,733	10,973,441	0.54
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	11,517,477	11,834,208	0.58
Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.25%, 5/31/17	United States	7,936,649	7,966,411	0.39
Sinclair Television Group Inc., Tranche B Term Loans, 3.00%, 4/09/20	United States	7,730,460	7,751,951	0.38
Univision Communications Inc.,
C3-2013 Incremental Term Loan, 4.00%, 3/01/20	United States	9,382,393	9,436,145	0.46
[d] Replacement First-Lien Term Loan, 4.00%, 3/01/20	United States	8,339,074	8,395,537	0.41
			120,222,591	5.87
Building Products
Air Distribution Technologies (Tomkins Air Distribution),
First Lien Initial Term Loan, 4.25%, 11/09/18	United States	2,493,750	2,515,570	0.12
Second Lien Initial Loan, 9.25%, 5/09/20	United States	2,733,920	2,792,016	0.13
NCI Building Systems Inc., Tranche B Term Loan, 4.25%, 6/24/19	United States	2,377,969	2,387,183	0.12
Quikrete Holdings Inc.,
First Lien Initial Loan, 4.00%, 9/26/20	United States	9,890,434	9,990,328	0.49
Second Lien Initial Loan, 7.00%, 3/26/21	United States	820,000	843,780	0.04
			18,528,877	0.90
Cable & Satellite
Atlantic Broadband (PENN) Holdings Inc., Term B Loan, 3.25%, 11/30/19	United States	2,638,163	2,641,461	0.13
Cequel Communications LLC, Term Loan, 3.50%, 2/14/19	United States	9,144,439	9,186,558	0.45
Charter Communications Operating LLC, Term E Loan, 3.00%, 7/01/20	United States	6,965,000	6,945,415	0.34
CSC Holdings LLC (Cablevision), Term B Loan, 2.66%, 4/17/20	United States	8,686,350	8,650,762	0.42
MCC Iowa LLC (Mediacom Broadband), Tranche H Term Loan, 3.25%, 1/29/21	United States	2,598,240	2,611,232	0.13
Midcontinent Communications, Term B Loan, 3.50% - 5.00%, 7/30/20	United States	5,190,707	5,210,172	0.25
TWCC Holding Corp.,
Second Lien Term Loan, 7.00%, 6/26/20	United States	1,267,143	1,281,398	0.06
Term Loan, 3.50%, 2/11/17	United States	1,389,117	1,391,939	0.07
UPC Financing Partnership,
Facility AF, 4.00%, 1/31/21	Netherlands	5,100,000	5,137,189	0.25
Term Loan AH, 3.25%, 6/30/21	Netherlands	610,000	612,097	0.03

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	12,780,000	12,825,535	0.63
			56,493,758	2.76
Casinos & Gaming
[d]Affinity Gaming LLC, Initial Term Loan, 4.25%, 11/09/17	United States	4,367,694	4,394,992	0.21
[d]Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20	United States	6,942,600	6,978,528	0.34
Caesars Entertainment Operating Co. Inc.,
Term Loan B-4, 9.50%, 10/31/16	United States	10,934,567	11,061,004	0.54
Term Loan B-6, 5.489%, 1/28/18	United States	6,247,583	6,021,108	0.29
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	8,310,000	8,423,107	0.41
Cannery Casino Resorts LLC, Term Loan, 6.00%, 10/02/18	United States	10,600,409	10,635,740	0.52
CCM Merger Inc. (MotorCity Casino), Term Loan, 5.00%, 3/01/17	United States	2,925,983	2,962,558	0.15
CityCenter Holdings LLC, Term B Loan, 5.00%, 10/16/20	United States	9,640,000	9,771,547	0.48
MGM Resorts International, Term B Loan, 3.50%, 12/20/19	United States	3,193,011	3,200,422	0.16
Peninsula Gaming LLC, Term B Loans, 4.25%, 11/20/17	United States	1,046,333	1,053,847	0.05
Pinnacle Entertainment Inc.,
Tranche B-1 Term Loan, 3.75%, 8/15/16	United States	856,484	863,979	0.04
Tranche B-2 Term Loan, 3.75%, 8/13/20	United States	4,079,500	4,112,646	0.20
ROC Finance LLC, Funded Term B Loans, 5.00%, 4/08/19	United States	8,285,438	8,135,264	0.40
[d]Scientific Games International Inc., Initial Term Loan, 4.25%, 10/18/20	United States	13,200,000	13,281,325	0.65
Tropicana Entertainment Inc., Term Loans, 4.00%, 11/27/20	United States	5,140,894	5,161,781	0.25
			96,057,848	4.69
Coal & Consumable Fuels
[d]Bowie Resource Holdings LLC, Initial Term Loan, 8.00%, 8/16/20	United States	1,412,125	1,429,776	0.07
Foresight Energy LLC, Term Loans, 5.50%, 8/23/20	United States	4,518,675	4,566,686	0.22
[d]Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	15,635,742	15,770,069	0.77
			21,766,531	1.06
Commodity Chemicals
AI Chem & CY U.S. Acquico Inc.,
Tranche B-1 Term Loan, 4.50%, 10/03/19	Luxembourg	694,406	701,350	0.03
Tranche B-2 Term Loan, 4.50%, 10/03/19	Luxembourg	360,294	363,897	0.02
[d]Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	7,668,848	7,759,915	0.38
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20	Netherlands	11,830,550	11,988,287	0.59
			20,813,449	1.02
Communications Equipment
[d]Alcatel-Lucent U.S.A. Inc., US Term Loan C (TLC), 5.75%, 1/30/19	United States	7,434,194	7,517,829	0.37
ARRIS Group Inc., Term B Loan, 3.50%, 3/27/20	United States	4,337,395	4,336,042	0.21
[d]Avaya Inc., Term B-5 Loan, 8.00%, 3/31/18	United States	6,295,074	6,365,875	0.31
Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	3,974,030	3,998,156	0.19
			22,217,902	1.08
Computer Hardware
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	12,234,901	12,197,303	0.60
Construction & Farm Machinery & Heavy Trucks
Allison Transmission Inc.,
Term B-2 Loan, 3.16%, 8/07/17	United States	811,138	814,180	0.04
Term B-3 Loans, 3.75%, 8/23/19	United States	7,031,683	7,062,446	0.35
Terex Corp., Term Loan, 3.50%, 4/28/17	United States	3,068,661	3,107,019	0.15
			10,983,645	0.54
Consumer Finance
[d]Realogy Group LLC, Initial Term B Loan, 4.50%, 3/05/20	United States	9,968,226	10,059,186	0.49
Data Processing & Outsourced Services
EVERTEC Group LLC, Term B Loan, 3.50%, 4/17/20	Puerto Rico	1,860,585	1,817,221	0.09
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	10,522,480	10,642,121	0.52
NAB Holdings LLC, Term Loan, 7.00%, 4/24/18	United States	860,250	866,702	0.04
SunGard Data Systems Inc.,
Tranche D Term Loan, 4.50%, 1/31/20	United States	1,483,653	1,492,920	0.07
Tranche E Term Loan, 4.00%, 3/08/20	United States	3,247,064	3,267,342	0.16
West Corp., Term B-8 Loan, 3.25%, 6/30/18	United States	4,953,532	4,977,140	0.24
Worldpay U.S. Inc.,
Additional Term Facility, 4.50%, 11/30/19	United States	1,615,950	1,626,050	0.08
Facility B2A-II Loan, 5.25%, 11/30/19	United States	1,800,000	1,818,450	0.09

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Facility C2 Loan, 4.75%, 11/30/19	United States	2,400,000	2,424,600	0.12
			28,932,546	1.41
Department Stores
Hudson's Bay Co., First Lien Initial Term Loan, 4.75%, 11/04/20	Canada	7,934,299	8,063,207	0.39
Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	3,894	3,907	0.00	†
			8,067,114	0.39
Distributors
American Builders & Contractors Supply Co. Inc., Term B Loans, 3.50%, 4/16/20	United States	8,049,825	8,096,780	0.40
Helm Financial Corp., Term Loan, 6.25%, 6/01/17	United States	1,476,537	1,480,228	0.07
			9,577,008	0.47
Diversified Chemicals
Arysta Lifescience SPC LLC,
Initial Term Loan, 4.50%, 5/29/20	United States	6,487,400	6,564,438	0.32
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	10,500,000	10,795,312	0.53
[d]Ineos U.S. Finance LLC, Dollar Term Loan, 4.00%, 5/04/18	United States	15,654,318	15,759,139	0.77
OCI Beaumont LLC, Term B-2 Loans, 6.25%, 8/20/19	United States	3,572,158	3,648,067	0.18
OXEA GmbH,
First Lien Tranche B-2 Term Loan, 4.25%, 1/15/20	Luxembourg	2,673,300	2,703,375	0.13
Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	7,520,000	7,698,600	0.37
			47,168,931	2.30
Diversified Metals & Mining
[d]FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	United States	23,007,765	23,295,362	1.14
Diversified Support Services
Acosta Inc., Term B Loans, 4.25%, 3/01/18	United States	3,391,500	3,425,415	0.17
AlixPartners LLP,
2013 Recaptialization Term B2 Loans, 4.00%, 7/10/20	United States	8,077,750	8,135,813	0.40
2nd Lien 2013 Recapitalization TL, 9.00%, 7/10/21	United States	2,130,000	2,184,138	0.11
ARAMARK Corp.,
Synthetic L/C-3, 3.519%, 7/26/16	United States	80,111	80,536	0.00	†
U.S. Term C Loan, 3.747%, 7/26/16	United States	3,936,156	3,957,042	0.19
U.S. Term D Loan, 4.00%, 8/22/19	United States	3,258,747	3,283,171	0.16
Brock Holdings III Inc., Tranche B Term Loan, 6.00% - 6.75%, 3/16/17	United States	1,606,544	1,615,580	0.08
Interactive Data Corp., Term B Loan, 3.75%, 2/11/18	United States	4,429,010	4,451,155	0.22
KAR Auction Services Inc. (Adesa), Term Loan, 3.75%, 5/19/17	United States	1,102,132	1,112,464	0.05
Pacific Industrial Services US Finco LLC (Spotless),
First Lien Term B Loan, 5.00%, 10/02/18	United States	7,511,175	7,633,232	0.37
[d] Second Lien Initial Term Loan, 8.75%, 4/02/19	United States	2,344,000	2,406,995	0.12
			38,285,541	1.87
Drug Retail
Rite Aid Corp.,
Tranche 1 Term Loan, 5.75%, 8/21/20	United States	678,070	696,632	0.03
Tranche 2 Term Loan, 4.875%, 6/21/21	United States	1,900,000	1,938,000	0.10
Tranche 6 Term Loan, 4.00%, 2/21/20	United States	3,007,275	3,028,876	0.15
			5,663,508	0.28
Education Services
Bright Horizons Family Solutions LLC, Term B Loan, 4.00%, 1/30/20	United States	7,029,861	7,088,736	0.34
Laureate Education Inc., New Series 2018 Ext. Term Loan, 5.00%, 6/16/18	United States	7,113,386	7,095,603	0.35
			14,184,339	0.69
Electric Utilities
Alinta Energy Finance Pty. Ltd., Term B Loans, 6.375%, 8/13/19	Australia	7,032,375	7,109,295	0.34
Calpine Construction Finance Co. LP,
Term B-1 Loan, 3.00%, 5/03/20	United States	2,427,800	2,423,627	0.12
Term B-2 Loan, 3.25%, 1/31/22	United States	3,641,700	3,648,983	0.18
			13,181,905	0.64
Electrical Components & Equipment
Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	2,155,239	2,174,097	0.11
Environmental & Facilities Services
ADS Waste Holdings Inc., Tranche B Term Loan, 4.25%, 10/09/19	United States	11,379,709	11,458,832	0.56

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Progressive Waste Solutions Ltd., Term B Loan, 3.00%, 10/24/19	Canada	3,804,275	3,809,030	0.19
			15,267,862	0.75
Food Distributors
AdvancePierre Foods Inc.,
Loans, 5.75%, 7/10/17	United States	3,543,669	3,554,006	0.18
Second Lien Term Loan, 9.50%, 10/10/17	United States	4,842,000	4,733,055	0.23
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	7,960,000	8,048,308	0.39
			16,335,369	0.80
Food Retail
Pantry Inc., Term Loan, 4.75%, 8/03/19	United States	2,315,799	2,350,536	0.11
Forest Products
Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	7,367,987	7,449,345	0.37
Caraustar Industries Inc., Initial Term Loan, 7.50%, 5/01/19	United States	3,827,324	3,933,371	0.19
			11,382,716	0.56
Health Care Equipment
Biomet Inc., Dollar Term B-2 Loan, 3.658% - 3.746%, 7/25/17	United States	7,471,282	7,531,971	0.37
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	5,100,000	5,218,998	0.25
Term Loan, 5.00%, 6/07/19	United States	4,972,500	5,055,874	0.25
DJO Finance LLC, Tranche B Term Loan, 4.75%, 9/15/17	United States	1,691,764	1,711,220	0.08
Hologic Inc., Refinancing Tranche B Term Loan, 3.75%, 8/01/19	United States	6,709,688	6,770,726	0.33
Kinetic Concepts Inc.,
Dollar Term D-1 Loan, 3.25%, 5/04/18	United States	5,895,906	5,943,781	0.29
Term D-2 Loan, 3.25%, 11/04/16	United States	1,764,202	1,771,907	0.09
			34,004,477	1.66
Health Care Facilities
Community Health Systems Inc.,
[d] 2021 Term D Loan, 5.50%, 1/27/21	United States	13,420,000	13,575,766	0.66
2017 Term E Loan, 3.487% - 3.497%, 1/25/17	United States	8,840,389	8,918,432	0.44
HCA Inc.,
Tranche B-4 Term Loan, 2.997%, 5/01/18	United States	620,135	621,928	0.03
Tranche B-5 Term Loan, 2.91%, 3/31/17	United States	8,962,259	8,989,648	0.44
[d]Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18	United States	10,134,317	10,236,927	0.50
RCHP Inc., First Lien Term Loan, 7.00%, 11/04/18	United States	2,387,970	2,346,181	0.11
Select Medical Corp., Series B Tranche B Term Loan, 3.50%, 2/20/16	United States	1,673,100	1,685,648	0.08
United Surgical Partners International Inc.,
Extended Term Loan, 4.25%, 4/03/17	United States	1,472,131	1,483,786	0.07
New Tranche B Term Loan, 4.75%, 4/03/19	United States	1,938,286	1,955,853	0.10
			49,814,169	2.43
Health Care Services
DaVita HealthCare Partners Inc.,
Tranche B Term Loan, 4.50%, 10/20/16	United States	834,937	841,299	0.04
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	15,986,968	16,140,107	0.79
Envision Healthcare Corp. (Emergency Medical), Initial Term Loan, 4.00%,	United States	5,826,581	5,867,076	0.28
5/25/18
National Mentor Holdings Inc., Initial Tranche B Term Loan, 6.00%, 1/31/21	United States	2,980,000	3,007,938	0.15
Surgery Centers Holdings Inc.,
[d] First Lien Term Loan, 6.00%, 4/11/19	United States	4,065,560	4,075,723	0.20
Incremental Second Lien Term Loan, 10.75%, 4/10/20	United States	1,280,000	1,272,384	0.06
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	8,264,288	8,350,377	0.41
			39,554,904	1.93
Health Care Supplies
Alere Inc., B Term Loan, 4.25%, 6/30/17	United States	3,968,196	4,003,330	0.20
Health Care Technology
IMS Health Inc., Tranche B-1 Dollar Term Loan, 3.75%, 9/01/17	United States	4,738,683	4,775,209	0.23
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	1,777,545	1,784,211	0.09
			6,559,420	0.32
Home Entertainment Software
Activision Blizzard Inc., Term Loan, 3.25%, 10/11/20	United States	14,224,350	14,367,547	0.70
Home Furnishings
Tempur Sealy International Inc., Term B Loan, 3.50%, 12/12/19	United States	6,374,571	6,401,134	0.31

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Home Improvement Retail
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	7,524,985	7,637,830	0.37
Hotels, Resorts & Cruise Lines
Four Seasons Holdings Inc.,
[d] First Lien Term Loan, 3.50%, 6/27/20	Canada	4,301,337	4,336,286	0.21
Second Lien Term Loan, 6.25%, 12/27/20	Canada	930,000	955,575	0.05
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/25/20	United States	16,341,190	16,476,708	0.80
Station Casinos LLC, B Term Loan, 5.00%, 3/01/20	United States	6,659,700	6,739,616	0.33
			28,508,185	1.39
Household Products
Apex Tool Group LLC, Term Loan, 4.50%, 2/01/20	United States	5,786,275	5,826,044	0.28
Spectrum Brands Inc., Tranche C Term Loan, 3.50%, 9/04/19	United States	3,034,941	3,052,328	0.15
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	12,905,320	12,308,449	0.60
			21,186,821	1.03
Human Resource & Employment Services
[d]Altegrity Inc.,
Term Loan B, 4.75%, 2/21/15	United States	9,514,505	9,288,536	0.46
Tranche D Term Loan, 7.75%, 2/21/15	United States	12,222,269	12,130,602	0.59
			21,419,138	1.05
Independent Power Producers & Energy Traders
AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18	United States	2,970,000	2,997,149	0.15
Calpine Corp.,
Term Loan, 4.00%, 4/01/18	United States	3,537,810	3,571,925	0.17
[d] Term Loan B4, 4.00%, 10/31/20	United States	7,266,339	7,347,076	0.36
Term Loans, 4.00%, 10/09/19	United States	523,375	528,282	0.03
Dynegy Inc., Initial Tranche B-2 Term Loan, 4.00%, 4/23/20	United States	1,835,496	1,848,880	0.09
			16,293,312	0.80
Industrial Conglomerates
Mirion Technologies Inc., Term Loan, 5.75%, 3/30/18	United States	1,931,027	1,938,268	0.09
Schaeffler AG, Facility C-USD, 4.25%, 1/27/17	Germany	10,576,190	10,679,710	0.52
Unifrax I LLC, New Term Dollar Loans, 4.25%, 11/28/18	United States	1,386,034	1,394,913	0.07
			14,012,891	0.68
Industrial Machinery
Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18	United States	1,508,783	1,518,212	0.07
Generac Power Systems Inc., Term Loans, 3.50%, 5/31/20	United States	1,838,422	1,848,373	0.09
Husky Injection Molding Systems Ltd., Term Loan, 4.25%, 6/30/18	Canada	4,234,685	4,271,739	0.21
Milacron LLC, Term Loan, 4.25%, 3/18/20	United States	7,271,039	7,297,127	0.36
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	4,050,950	4,131,969	0.20
RBS Global Inc. (Rexnord), Term B Loan, 4.00%, 8/21/20	United States	8,299,200	8,356,830	0.41
Sensus USA Inc.,
[d] First Lien Term Loan, 4.75% - 5.75%, 5/09/17	United States	2,947,079	2,963,656	0.14
Second Lien Term Loan, 8.50%, 5/09/18	United States	4,029,954	4,052,623	0.20
Spin Holdco Inc. (Coinmach), Initial Term Loan, 4.25%, 11/14/19	United States	4,867,800	4,913,942	0.24
Tomkins LLC and Tomkins Inc., Term B-2 Loan, 3.75%, 9/21/16	United States	4,172,433	4,200,747	0.20
WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	1,788,158	1,804,921	0.09
			45,360,139	2.21
Insurance Brokers
HUB International Ltd., Initial Term Loan, 4.75%, 10/02/20	United States	4,546,768	4,609,264	0.23
Integrated Telecommunication Services
Cincinnati Bell Inc., Tranche B Term Loan, 4.00%, 9/10/20	United States	5,236,875	5,263,526	0.26
[d]Genesys Telecom Holdings U.S. Inc., Dollar Term Loan, 4.00%, 2/08/20	United States	4,517,529	4,510,752	0.22
Integra Telecom Holdings Inc.,
1st Lien Term Loan, 5.25%, 2/22/19	United States	1,994,925	2,024,350	0.10
Second Lien Term Loan, 9.75%, 2/24/20	United States	1,900,000	1,957,475	0.09
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	4,591,918	4,633,819	0.23
LTS Buyer LLC,
1st Lien Term B Loan, 4.50%, 4/11/20	United States	4,119,300	4,136,428	0.20
2nd Lien Initial Loan, 8.00%, 4/11/21	United States	442,750	453,265	0.02
Windstream Corp.,
Term Loan B-5, 3.50%, 8/08/19	United States	4,212,763	4,230,755	0.21
Tranche B-4 Term Loan, 3.50%, 1/23/20	United States	643,500	645,813	0.03

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

[d]Zayo Group LLC, Term Loan, 4.00%, 7/02/19	United States	13,171,667	13,270,455	0.65
			41,126,638	2.01
Internet Software & Services
Web.com Group Inc., 1st Lien Term Loan, 4.50%, 10/27/17	United States	9,335,469	9,481,336	0.46
Investment Banking & Brokerage
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,	United States	8,069,137	8,177,530	0.40
4.25%, 7/22/20
IT Consulting & Other Services
Genpact International Inc., Domestic Term B-1 Loan, 3.50%, 8/30/19	United States	2,955,150	2,967,136	0.14
Leisure Facilities
24 Hour Fitness Worldwide Inc., New Tranche B Term Loan, 5.25%, 4/22/16	United States	3,219,459	3,259,703	0.16
ClubCorp Club Operations Inc., Term B Loans, 4.00%, 11/23/20	United States	3,029,815	3,052,539	0.15
Kasima LLC (DCIP), Term Loan, 3.25%, 5/17/21	United States	2,640,000	2,645,499	0.13
Seven Seas Cruises S. De R.L. & SSC Finance Corp., Term B-1 Loans, 4.75%,	Panama	5,377,746	5,407,996	0.26
12/21/18
Six Flags Theme Parks Inc., Tranche B Term Loan, 3.50% - 5.00%, 12/20/18	United States	938,270	945,889	0.05
Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	8,700,000	8,770,687	0.43
			24,082,313	1.18
Life & Health Insurance
CNO Financial Group Inc. (fka Conseco), Tranche B-2 Term Loan, 3.75%,	United States	2,722,625	2,737,373	0.13
9/28/18
Life Sciences Tools & Services
Pharmaceutical Product Development LLC, Term Loan, 4.00%, 12/05/18	United States	4,933,887	4,973,076	0.24
Quintiles Transnational Corp., Term B-3 Loan, 3.75%, 6/08/18	United States	10,300,000	10,341,777	0.51
			15,314,853	0.75
Marine
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	9,485,199	9,674,903	0.47
Metal & Glass Containers
Berry Plastics Corp., Term D Loan, 3.50%, 2/08/20	United States	2,877,100	2,874,404	0.14
BWAY Holding Co., Initial Term Loan, 4.50%, 8/06/17	United States	2,507,926	2,530,655	0.12
			5,405,059	0.26
Movies & Entertainment
AMC Entertainment Inc., Initial Term Loan, 3.50%, 4/30/20	United States	2,957,650	2,969,655	0.14
Aufinco Pty. Ltd. and U.S. Finco LLC,
Second Lien Initial Term Loan, 8.25%, 11/30/20	Australia	1,600,000	1,628,000	0.08
Term B Loan, 4.00%, 5/30/20	Australia	3,722,333	3,743,272	0.18
Cinemark USA Inc., Term Loan, 3.16% - 3.17%, 12/13/19	United States	2,587,277	2,600,045	0.13
[d]Delta 2 (Lux) S.A.R.L. (Formula One), New Facility B (USD), 4.50%, 4/30/19	Luxembourg	11,747,335	11,894,176	0.58
IMG Worldwide Inc., Tranche B Term Loan, 5.50%, 6/16/16	United States	2,367,187	2,382,969	0.12
Lions Gate Entertainment Corp., Second Lien Loans, 5.00%, 7/19/20	Canada	610,000	610,659	0.03
National CineMedia LLC, New Term Loan, 2.91%, 11/26/19	United States	3,000,000	3,002,679	0.15
WMG Acquisition Corp., Tranche B Term Loan, 3.75%, 7/01/20	United States	4,558,778	4,578,012	0.22
Zuffa LLC, Initial Term Loan, 4.50%, 2/25/20	United States	5,733,179	5,784,061	0.28
			39,193,528	1.91
Oil & Gas Drilling
Drillships Financing Holding Inc.,
Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	3,184,000	3,263,600	0.16
Tranche B-2 Term Loan, 5.50%, 7/15/16	Marshall Islands	3,532,250	3,579,345	0.17
Offshore Group Investment Ltd. (Vantage Delaware), Loans, 5.75%, 3/28/19	United States	4,734,225	4,817,074	0.24
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	4,736,200	4,794,811	0.23
			16,454,830	0.80
Oil & Gas Equipment & Services
McJunkin Red Man Corp., 2013 Term Loan, 5.00%, 11/11/19	United States	4,819,736	4,891,530	0.24
Oil & Gas Exploration & Production
Bennu Oil & Gas LLC, Second Lien Loans, 10.25%, 11/01/18	United States	2,346,506	2,372,904	0.12
EP Energy LLC, Tranche B-3 Loan (Second Lien), 3.50%, 4/24/18	United States	3,600,000	3,618,000	0.18
EXCO Resources Inc., Term Loan, 5.00%, 8/19/19	United States	7,168,489	7,195,371	0.35
Fieldwood Energy LLC,
First Lien Closing Date Loans, 3.875%, 9/30/18	United States	4,049,850	4,078,960	0.20
Second Lien Closing Date Loans, 8.375%, 9/30/20	United States	1,870,000	1,924,765	0.09

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Quicksilver Resources Inc., Second Lien Loans, 7.00%, 6/21/19	United States	3,510,000	3,501,225	0.17
[d]Samson Investment Co., Second Lien Tranche I Term Loan, 5.00%, 9/25/18	United States	7,460,000	7,545,790	0.37
Utex Industries Inc.,
[d] First Lien Term Loan, 4.50%, 4/10/20	United States	4,877,433	4,915,028	0.24
Second Lien Term Loan, 8.75%, 4/10/21	United States	3,000,000	3,082,500	0.15
			38,234,543	1.87
Oil & Gas Storage & Transportation
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20	United States	3,394,667	3,404,427	0.17
Tallgrass Operations LLC, Term Loan, 4.25%, 11/13/18	United States	2,241,250	2,263,662	0.11
			5,668,089	0.28
Other Diversified Financial Services
Asurion LLC,
Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19	United States	8,900,635	8,912,554	0.43
Incremental Tranche B-2 Term Loans, 3.50%, 7/08/20	United States	7,377,937	7,300,122	0.36
			16,212,676	0.79
Packaged Foods & Meats
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 8.50%,	United States	3,793,801	3,888,646	0.19
7/03/21
Del Monte Foods Co., Initial Term Loans, 4.00%, 3/08/18	United States	8,305,756	8,359,743	0.41
Dole Food Co. Inc., Tranche B Term Loan, 4.50%, 11/01/18	United States	3,692,422	3,723,578	0.18
H.J. Heinz Co., Term B-2 Loan, 3.50%, 6/05/20	United States	14,556,850	14,723,060	0.72
JBS USA LLC,
Incremental Term Loan, 3.75%, 9/18/20	United States	2,952,600	2,959,982	0.14
Initial Term Loan, 3.75%, 5/25/18	Brazil	1,732,500	1,738,997	0.09
Pinnacle Foods Finance LLC,
Tranche G Term Loan, 3.25%, 4/29/20	United States	4,795,889	4,807,879	0.23
Tranche H Term Loan, 3.25%, 4/29/20	United States	1,745,625	1,750,768	0.09
			41,952,653	2.05
Paper Packaging
Clondalkin Acquisition BV,
2nd Lien Term Loan, 10.00%, 11/30/20	Netherlands	2,024,960	2,019,898	0.10
Term Loans, 5.75%, 5/31/20	Netherlands	4,544,643	4,584,408	0.22
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	7,262,210	7,405,189	0.36
Multi Packaging Solutions Inc., Initial Term Loan, 4.25%, 8/17/20	United States	1,470,000	1,479,800	0.07
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	10,263,765	10,396,876	0.51
			25,886,171	1.26
Paper Products
[e]NewPage Corp., Term Loan, 7.75%, 12/21/18	United States	4,336,200	4,431,054	0.22
Personal Products
[d]FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	11,269,608	11,424,565	0.56
Otter Products LLC, Loans, 5.25%, 4/29/19	United States	9,448,699	9,513,659	0.47
Revlon Consumer Products Corp.,
Acquisition Term Loans, 4.00%, 10/09/19	United States	9,000,000	9,059,580	0.44
Non-Contributed Loan, 8.50%, 10/08/14	United States	1,300,000	1,313,000	0.06
Term Loan B, 4.00%, 11/19/17	United States	1,237,924	1,251,078	0.06
			32,561,882	1.59
Pharmaceuticals
[d]Akorn Inc., Loans, 5.75%, 11/04/20	United States	5,300,000	5,366,250	0.26
Jazz Pharmaceuticals Inc.,
Tranche 1 Term Loan, 3.50%, 6/12/18	United States	2,855,650	2,871,119	0.14
Tranche 2 Term Loan, 4.75%, 6/12/18	United States	800,000	804,500	0.04
Par Pharmaceutical Cos. Inc., Term B-1 Loan, 4.25%, 9/30/19	United States	6,896,851	6,948,578	0.34
RPI Finance Trust,
Term B-2 Loan, 3.25%, 5/09/18	United States	8,857,800	8,924,233	0.44
Term B-3 Loan, 3.25%, 11/09/18	United States	927,641	934,598	0.04
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19	Canada	2,758,231	2,780,631	0.14
[d] Series D-2 Tranche B Term Loan, 3.75%, 2/13/19	Canada	7,684,385	7,747,482	0.38

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)

Series E Tranche B Term Loan, 4.50%, 8/05/20	Canada	3,637,542	3,679,032	0.18
			40,056,423	1.96
Publishing
Springer Science & Media Deutschland GmbH, Initial Term B-2 Loan, 5.00%,	Germany	3,081,125	3,101,346	0.15
8/14/20
Restaurants
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	1,265,764	1,275,872	0.06
Dunkin' Brands Inc., Term B-3 Loan, 3.75%, 2/14/20	United States	3,368,601	3,385,444	0.17
P.F. Chang's China Bistro Inc., Term Loan, 4.25%, 6/22/19	United States	3,222,080	3,262,317	0.16
			7,923,633	0.39
Retail REITs
[d]Capital Automotive LP,
Second Lien Term Loan, 6.00%, 4/30/20	United States	1,645,000	1,708,744	0.08
Tranche B-1 Term Loan, 4.00%, 4/10/19	United States	949,957	960,145	0.05
			2,668,889	0.13
Security & Alarm Services
Protection One Inc., Term Loan, 4.25%, 3/19/19	United States	3,268,777	3,281,035	0.16
Semiconductors
Freescale Semiconductor Inc.,
Tranche B-3 Term Loan, 4.75%, 12/01/16	United States	992,500	1,001,805	0.05
Tranche B-4 Term Loan, 5.00%, 2/28/20	United States	4,962,500	5,016,780	0.25
[d] Tranche B-5 Term Loan, 5.00%, 1/15/21	United States	9,950,662	10,092,667	0.49
			16,111,252	0.79
Specialized Consumer Services
Advantage Sales & Marketing Inc.,
2013 Term Loan, 4.25%, 12/18/17	United States	3,781,005	3,816,452	0.19
Second Lien 2013 Other TL, 8.25%, 6/17/18	United States	1,890,000	1,923,075	0.09
			5,739,527	0.28
Specialized Finance
Clipper Acquisitions Corp. (THE TCW GROUP Inc.), Initial Term Loan, 4.00%,	United States	1,920,600	1,933,405	0.10
2/06/20
[d]Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19	United States	6,101,813	6,187,623	0.30
			8,121,028	0.40
Specialty Chemicals
Axalta Coating Systems U.S. Holdings Inc., Initial Term B Loans, 4.75%, 2/01/20	United States	14,123,860	14,254,506	0.70
CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 4.25%, 8/30/20	United States	490,003	494,291	0.02
CeramTec GmbH, Dollar Term B-3 Loan, 4.25%, 8/30/20	Germany	1,513,635	1,526,879	0.07
Faenza Acquisition GmbH, Initial Dollar Term B-1 Loan, 4.25%, 8/30/20	Germany	4,976,362	5,019,905	0.24
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	8,032,490	8,104,445	0.40
Nexeo Solutions LLC, Term B-2 Loan, 5.00%, 9/09/17	United States	1,757,750	1,762,144	0.09
OMNOVA Solutions Inc., Term B-1 Loan, 4.25%, 5/31/18	United States	823,288	829,462	0.04
Oxbow Carbon LLC,
First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	8,942,742	9,048,937	0.44
Second Lien Initial Term Loan, 8.00%, 1/19/20	United States	3,789,020	3,912,163	0.19
Road Infrastructure Investment LLC (Ennis Flint),
First Lien Term Loan, 6.25%, 3/30/18	United States	2,222,350	2,240,407	0.11
Second Lien Term Loan, 10.25%, 9/30/18	United States	2,340,476	2,369,732	0.12
Sonneborn LLC, Initial U.S. Term Loan, 6.50%, 3/30/18	United States	2,908,576	2,948,568	0.14
Sonneborn Refined Products BV, Initial BV Term Loan, 6.50%, 3/30/18	Netherlands	513,278	520,336	0.02
Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 4.25%, 2/15/19	United States	2,358,180	2,370,954	0.12
Tata Chemicals North America Inc., Term Loan, 3.75%, 8/09/20	United States	3,611,850	3,632,167	0.18
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	7,024,699	6,995,224	0.34
			66,030,120	3.22
Specialty Stores
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/13/19	United States	5,840,220	5,905,193	0.29
Academy Ltd., Initial Term Loans, 4.50%, 8/03/18	United States	5,526,303	5,582,555	0.27
Bass Pro Group LLC, New Term Loan, 3.75%, 11/20/19	United States	6,184,186	6,243,449	0.30
BJ's Wholesale Club Inc., 2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	7,226,637	7,305,212	0.36
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,962,500	2,988,422	0.15
Jo-Ann Stores Inc., Term B Loan, 4.00%, 3/18/18	United States	5,120,930	5,149,735	0.25
Leslie's Poolmart Inc., Tranche B Term Loan, 4.25%, 10/16/19	United States	7,391,291	7,455,965	0.36

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Michael's Stores Inc., Term B Loan, 3.75%, 1/28/20	United States	5,061,750	5,094,176	0.25
[d]The Neiman Marcus Group Ltd. Inc., Term Loan, 5.00%, 10/25/20	United States	13,519,549	13,695,073	0.67
Party City Holdings Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19	United States	4,601,867	4,634,581	0.23
Prestige Brands Inc., Term B-1 Loan, 3.75% - 5.00%, 1/31/19	United States	1,831,185	1,845,872	0.09
			65,900,233	3.22
Systems Software
Blue Coat Systems Inc.,
Second Lien Loans, 9.50%, 6/28/20	United States	3,170,000	3,280,950	0.16
Term Loan, 4.50%, 5/31/19	United States	3,394,094	3,419,549	0.17
[d]BMC Software Finance Inc., Initial US Term Loans, 5.00%, 9/10/20	United States	24,460,000	24,529,638	1.20
Vertafore Inc.,
New Term Loan, 4.25%, 10/03/19	United States	2,133,783	2,153,121	0.10
Second Lien Term Loan, 9.75%, 10/27/17	United States	1,579,762	1,611,357	0.08
Websense Inc.,
First Lien Term Loan, 4.50%, 6/25/20	United States	2,626,800	2,643,218	0.13
Second Lien Term Loan, 8.25%, 12/24/20	United States	3,820,000	3,839,100	0.19
			41,476,933	2.03
Technology Distributors
Sirius Computer Solutions Inc., Term Loan, 7.00%, 12/07/18	United States	679,269	690,307	0.03
Tires & Rubber
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	United States	8,800,000	8,912,754	0.44
Trucking
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.00%, 3/15/19	United States	6,952,998	6,977,945	0.34
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 6.50%,	United States	4,500,000	4,466,250	0.22
10/16/20
Hertz Corp., Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	8,743,207	8,785,533	0.43
Swift Transportation Co. LLC, Tranche B-2 Term Loan, 4.00%, 12/21/17	United States	1,846,265	1,863,189	0.09
YRCW Receivables LLC, Term B Loan, 11.75%, 9/30/14	United States	2,543,909	2,559,808	0.12
			24,652,725	1.20
Wireless Telecommunication Services
Crown Castle Operating Co., Incremental Tranche B2 TL, 3.25%, 1/31/21	United States	6,964,942	7,001,947	0.34
NTELOS Inc., Term B Advance,
11/11/19	United States	960,000	964,192	0.05
5.75%, 11/11/19	United States	3,703,125	3,719,296	0.18
			11,685,435	0.57
Total Senior Floating Rate Interests (Cost $1,758,277,155)			1,777,535,336	86.80
Asset-Backed Securities
Other Diversified Financial Services
[f]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,110,000	1,056,774	0.05
[b,f]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.839%, 1/27/25	Cayman Islands	1,100,000	1,057,244	0.05
[b,f]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.236%, 1/30/25	Cayman Islands	800,000	791,387	0.04
[f]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	1,100,000	1,107,086	0.05
[f]Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	1,190,000	1,199,077	0.06
[b,f]ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.139%, 4/15/24	Cayman Islands	800,000	786,673	0.04
2013-1A, C, 144A, FRN, 3.739%, 4/15/24	Cayman Islands	800,000	788,940	0.04
2013-2A, B, 144A, FRN, 2.919%, 4/25/25	United States	800,000	789,026	0.04
Total Asset-Backed Securities (Cost $7,661,460)			7,576,207	0.37

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2014 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $1,766,450,723)			1,785,670,168	87.20

Short Term Investments (Cost $365,769,941)
Repurchase Agreements
[g]Joint Repurchase Agreement, 0.015%, 2/03/14 (Maturity Value $365,770,392)	United States	365,769,941	365,769,941	17.86
BNP Paribas Securities Corp. (Maturity Value $38,076,698)
Credit Suisse Securities (USA) LLC (Maturity Value $114,226,436)
Deutsche Bank Securities Inc. (Maturity Value $73,538,137)
HSBC Securities (USA) Inc. (Maturity Value $79,957,408)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $37,125,695)
Morgan Stanley & Co. LLC (Maturity Value $22,846,018),
Collateralized by U.S. Government Agency Securities, 0.00% - 7.125%,
2/13/14 - 12/27/33; U.S. Government Agency Securities, Strips, 6/01/17;
[h]U.S. Treasury Bills, 3/20/14 - 12/11/14; U.S. Treasury Bonds, 7.25% -
9.875%, 11/15/15 - 11/15/18; U.S. Treasury Bonds, Index Linked, 0.125%,
4/15/16;U.S. Treasury Notes, 0.125% - 4.75%, 3/31/14 - 12/31/18; and
U.S. Treasury Notes, Index Linked, 0.125% - 2.625%, 7/15/14 - 1/15/19
(valued at $373,158,758)
Total Investments (Cost $2,132,220,664)			2,151,440,109	105.06

Other Assets, less Liabilities			(103,656,720)	(5.06)
Net Assets			$2,047,783,389	100.00

See Abbreviations on page xx.

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a The coupon rate shown represents the rate at period end.
b See Note 1(d) regarding senior floating rate interests.
c See Note 7 regarding restricted securities.
d A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e At January 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2014, the aggregate value of these securities was $7,576,207, representing 0.37% of net assets.
g See Note 1(b) regarding joint repurchase agreement.
h The security is traded on a discount basis with no stated coupon rate.

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series Financial Statements

Statement of Assets and Liabilities
January 31, 2014 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,766,450,723
Cost - Repurchase agreements	365,769,941
Total cost of investments	$2,132,220,664
Value - Unaffiliated issuers	$1,785,670,168
Value - Repurchase agreements	365,769,941
Total value of investments	2,151,440,109
Cash	19,581,143
Receivables:
Investment securities sold	20,797,839
Interest	5,657,381
Unrealized appreciation on unfunded loan
commitments	28,137
Total assets	2,197,504,609

Liabilities:
Payables:
Investment securities purchased	142,869,493
Management fees	1,336,449
Distributions to shareholders	5,435,821
Accrued expenses and other liabilities	79,457
Total liabilities	149,721,220
Net assets, at value	$2,047,783,389

Net assets consist of:
Paid-in capital	$2,143,174,179
Distributions in excess of net investment income	(24,835)
Net unrealized appreciation (depreciation)	19,247,582
Accumulated net realized gain (loss)	(114,613,537)
Net assets, at value	$2,047,783,389
Net asset value and maximum offering price per
share ($2,047,783,389 ÷ 228,346,461 shares
outstanding)	$8.97

Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series

Financial Statements (continued)

Statement of Operations
for the six months ended January 31, 2014 (unaudited)

Investment income:
Interest	$37,125,802

Expenses:
Management fees (Note 3a)	7,168,625
Administrative fees (Note 3b)	961,922
Custodian fees (Note 4)	7,815
Reports to shareholders	2,364
Registration and filing fees	516
Professional fees	53,320
Trustees' fees and expenses	27,808
Other	21,434
Total expenses	8,243,804
Expense reductions (Note 4)	(222)
Expenses waived (Note 3d)	(1,074,959)
Net expenses	7,168,623
Net investment income	29,957,179

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(788,953)
Net change in unrealized appreciation
(depreciation) on investments	8,063,006
Net realized and unrealized gain (loss)	7,274,053
Net increase (decrease) in net assets resulting
from operations	$37,231,232

Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series

Financial Statements (continued)

Statements of Changes in Net Assets

Six Months Ended
	January 31, 2014	Year Ended July 31,
	(unaudited)	2013
Increase (decrease) in net assets:
Operations:
Net investment income	$29,957,179	$30,570,756
Net realized gain (loss) from investments	(788,953)	2,601,104
Net change in unrealized appreciation
(depreciation) on investments	8,063,006	10,959,164
Net increase (decrease) in net assets
resulting from operations	37,231,232	44,131,024

Distributions to shareholders from net
investment income	(29,933,787)	(30,504,266)
Capital share transactions (Note 2)	620,424,528	763,630,176
Net increase (decrease) in net assets	627,721,973	777,256,934
Net assets:
Beginning of period	1,420,061,416	642,804,482
End of period	$2,047,783,389	$1,420,061,416
Distributions in excess of net investment
income included in net assets:
End of period	$(24,835)	$(48,227)

Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series (Fund). The shares are exempt from registration under the Securities Act of 1933 (1933 Act).

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on January 31, 2014.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

e. Income Taxes

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the non-U.S. beneficial owner for inclusion in their individual income tax returns as applicable. The Fund has elected to be treated as a disregarded entity for U.S. income tax purposes, effective December 23, 2009.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. The Fund's net investment income is proportionately allocated to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund will not be distributed. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund's shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2014		July 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	73,686,750	$658,607,033	103,796,035	$924,533,865
Shares redeemed	(4,278,351)	(38,182,505)	(18,212,554)	(160,903,689)
Net increase (decrease)	69,408,399	$620,424,528	85,583,481	$763,630,176

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

Annualized
Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

d. Waiver and Expense Reimbursements

Advisers and FT Services have voluntarily agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses), of the Fund do not exceed 0.80% based on the average net assets of the Fund (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations). Advisers and FT Services may discontinue this waiver at any time upon notice to the Board.

e. Other Affiliated Transactions

At January 31, 2014, the Franklin Floating Rate Fund, PLC owned 100% of the Fund’s outstanding shares.

Investment activities of this shareholder could have a material impact on the Fund.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2014, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At January 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,132,402,506

Unrealized appreciation	$20,276,460
Unrealized depreciation	(1,238,857)
Net unrealized appreciation (depreciation)	$19,037,603

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2014, aggregated $850,696,521 and $357,961,497, respectively.

7. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At January 31, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal		Acquisition
Amount*	Issuer	Date	Cost	Value
270,074	Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	5/03/2013	$270,074	$253,882
	(Value is 0.01% of Net Assets)
*In U.S. dollars unless otherwise indicated.

8. CREDIT RISK

At January 31, 2014, the Fund had 79.91% of its portfolio invested in senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

9. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At January 31, 2014, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Alinta Energy Finance Pty Ltd, Delayed Draw Term Commitment	$460,526

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

10. SHAREHOLDER DISTRIBUTIONS

For the period ended January 31, 2014, the Fund made the following distributions:

Payment Date	Amount Per Share
8/30/2013	$0.024578
9/30/2013	0.023531
10/31/2013	0.025140
11/29/2013	0.025685
12/31/2013	0.026676
1/31/2014	0.024320
Total	$0.149930

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which, after an extension of the original terms, matures on February 14, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 14, 2014, the Borrowers renewed the Global Credit Facility which matures on February 13, 2015.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended January 31, 2014, the Fund did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1		Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	$	- $	558,625	$-	$558,625
Senior Floating Rate Interests		-	1,777,281,454	253,882	1,777,535,336
Asset-Backed Securities		-	7,576,207	-	7,576,207
Short Term Investments		-	365,769,941	-	365,769,941
Total Investments in Securities	$	- $	2,151,186,227	$253,882	$2,151,440,109

Unfunded Loan Commitments	$	- $	28,137	$-	$28,137

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Selected Portfolio

CDO	-	Collateralized Debt Obligation
CLO	-	Collateralized Loan Obligation
FRN	-	Floating Rate Note
L/C	-	Letter of Credit

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflects the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.        N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                             N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.          N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  March 27, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  March 27, 2014